UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                             /__/ is a restatement.
                         /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 507 Paseo de la Playa
         Redondo Beach, CA  90277

Form 13F File Number:  28-10765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (310) 421-4943

Signature, Place, and Date of Signing:


/s/ Ryan I. Jacob
RYAN I. JACOB
Redondo Beach, CA
5/13/08


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     33

Form 13F Information Table Value Total:

     $59,798 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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
(COLUMN 1)                     (COLUMN 2)  (COLUMN 3)  (COLUMN 4)    (COLUMN 5)      (COLUMN 6)   (COLUMN 7)     (COLUMN 8)

                                                                                    INVESTMENT
NAME OF                         TITLE OF                 VALUE       SHRS OR        DISCRETION     OTHER     VOTING AUTHORITY
ISSUER                          CLASS       CUSIP       (X$1000)     PRN AMT*         (SOLE)      MANAGERS        (SOLE)
------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                   COMMON      00724F101       35         1,000            X                          1,000
APPLE INC                       COMMON      037833100    1,760        13,000            X                         13,000
AUTOBYTEL INC                   COMMON      05275N106    3,201       728,841            X                        728,841
BAIDU COM INC                   COMMON      056752108       57         1,000            X                          1,000
BROADCOM CORP                   COMMON      111320107    1,049        40,000            X                         40,000
CDC CORP SHS A                  COMMON      G2022L106    2,056       454,513            X                        454,513
CNET NETWORKS INC               COMMON      12613R104      0.6         1,000            X                          1,000
CTRIP COM INTL LTD              COMMON      22943F100      698        32,000            X                         32,000
DIGITAL RIV INC                 COMMON      25388B104      264        20,021            X                         20,021
EARTHLINK INC                   COMMON      270321102    3,760       500,000            X                        500,000
EBAY INC                        COMMON      278642103    3,072        85,000            X                         85,000
ELECTRONIC ARTS INC             COMMON      285512109       41         1,000            X                          1,000
GOOGLE INC                      COMMON      38259P508    1,352         4,000            X                          4,000
HOLLYWOOD MEDIA CORP            COMMON      436233100    3,688       831,932            X                        831,932
INFOSPACE INC                   COMMON      45678T201    3,570       204,888            X                        204,888
KNOT INC                        COMMON      499184109      361        25,200            X                         25,200
MONSTER WORLDWIDE INC           COMMON      611742107       10         1,000            X                          1,000
NAPSTER INC                     COMMON      630797108    4,838     1,326,899            X                      1,326,899
NOVELL INC                      COMMON      670006105      451        72,900            X                         72,900
OPENWAVE SYS INC                COMMON      683718308    5,819       805,653            X                        805,653
RED HAT INC                     COMMON      756577102      577        30,000            X                         30,000
REDIFF COM INDIA LTD            COMMON      757479100       86        11,249            X                         11,249
SANDISK CORP                    COMMON      80004C101    2,978        70,000            X                         70,000
SHUTTERFLY INC                  COMMON      82568P304    2,208       120,000            X                        120,000
SINA CORP                       COMMON      G81477104      971        55,000            X                         55,000
SIGMA DESIGNS INC               COMMON      826565103    2,150        50,000            X                         50,000
SIRF TECHNOLOGY HLDGS INC       COMMON      82967H101    2,976       293,201            X                        293,201
SOHU COM INC                    COMMON      83408W103      682        46,650            X                         46,650
SONIC SOLUTIONS                 COMMON      835460106      971       100,000            X                        100,000
SOURCEFORGE INC                 COMMON      83616W101    2,724       895,672            X                        895,672
TAKE-TWO INTERACTIVE SOFTWARE   COMMON      874054109    2,878       213,368            X                        213,368
THESTREET COM                   COMMON      88368Q103      491        82,247            X                         82,247
YAHOO INC                       COMMON      984332106    4,023       144,274            X                        144,274

* All of the securities listed within this column are stated in SH.

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